MDT FUNDS

                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000

                               September 27, 2006


EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549


     RE:  MDT FUNDS (the "Trust" or "Registrant")
             MDT/All Cap Core Fund
             MDT Tax Aware/All Cap Core Fund
             MDT Large Cap Growth Fund
             MDT Mid Cap Growth Fund
             MDT Small Cap Core Fund
             MDT Small Cap Growth Fund
             MDT Small Cap Value Fund
             MDT Balanced Fund
             MDT Short-Term Bond Fund (collectively the "Funds")
                    Class A Shares, Class C Shares and
                    Institutional Class
            1933 Act File No. 333-91856
            1940 Act File No. 811-21141

Dear Sir or Madam:

       Post-Effective Amendment No. 9 under the Securities Act of 1933 and Amendment No. 12 under the Investment Company Act of 1940 to the Registration Statement of the above-referenced Trust is hereby electronically transmitted.

       As indicated on the facing page of the Amendment, the Registrant has specified that it is to become effective November 28, 2006, pursuant to the provisions of Rule 485(a) under the Securities Act of 1933. A Rule 485(a) filing is being made to reflect a change in certain service providers, changes in certain fees, and modifications to certain policies and procedures that took effect on or about July 14, 2006. Please note two combined prospectus/proxy statements were filed one by Federated MDT Series on or about September 25, 2006, and the other by Federated Income Securities Trust on or about September 22, 2006, whereby shareholders of the Funds are being asked to approve a reorganization of the Funds into corresponding Federated Funds. If approved by shareholders, it is expected that the Reorganizations will occur on or about November 17, 2006.

       This Trust may be marketed through banks, savings associations or credit unions.


       We respectfully request SEC comments on this Registration Statement within 45 days of the date of this filing.

       In connection with the review of this filing by staff of the Securities and Exchange Commission, the Registrant acknowledges the staff's view that: the Registrant is responsible for the adequacy and accuracy of the disclosure in the filings; staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and the Registrant may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.


If you have any questions on the enclosed material, please contact me at (412) 288-4827.

                                                     Very truly yours,



                                                     /s/ Heidi Loeffert
                                                     Heidi Loeffert
                                                      Paralegal

Enclosures